Consolidated Statements of Changes in Equity and Comprehensive Income (Loss) (USD $)	Total	Ordinary shares	Additional paid-in capital	Subscription receivables	Retained earning (accumulated deficit)	Accumulated other comprehensive income	Noncontrolling interests	Comprehensive income (loss)
Balance at Dec. 31, 2007	$ 1,856,857,445	$ 32,020	$ 1,581,579,792		$ 236,718,179	$ 36,614,206	$ 1,913,248
Balance, shares at Dec. 31, 2007		640,230,852
Issuance of ordinary shares in connection with acquisitions	72,427,338	486	72,426,852
Issuance of ordinary shares in connection with acquisitions, shares		9,718,588
Issuance of ordinary shares pursuant to share option plans	10,711,301	468	10,710,833
Issuance of ordinary shares pursuant to share option plans, shares		9,073,980
Stock repurchase	(47,500,211)	(647)	(47,499,564)
Stock repurchase, shares		(12,941,710)
Share-based compensation expense	42,615,166		42,615,166
Unrealized loss on available-for-sale securities	(1,967,393)					(1,967,393)		(1,967,393)
Capital injection from noncontrolling interest holders	213,706						213,706
Cumulative translation adjustments	37,370,448					37,241,171	129,277	37,370,448
Net income (loss)	(770,837,967)				(770,687,526)		(150,441)	(770,837,967)
Balance at Dec. 31, 2008	1,199,889,833	32,327	1,659,833,079		(533,969,347)	71,887,984	2,105,790	(735,434,912)
Balance, shares at Dec. 31, 2008		646,081,710
Issuance of ordinary shares pursuant to share option plans	2,074,025	210	5,155,541	(3,081,726)
Issuance of ordinary shares pursuant to share option plans, shares		4,196,295
Issuance of ordinary shares	142,425,000	3,750	142,421,250
Issuance of ordinary shares, shares		75,000,000
Share-based compensation expense	66,503,134		66,503,134
Changes in equity ownership on partial disposal of subsidiaries	2,231,504		1,391,800				839,704
Disposal of subsidiaries	(5,429,968)					(782,940)	(4,647,028)
Cumulative translation adjustments	(7,008,888)					(7,014,353)	5,465	(7,008,888)
Net income (loss)	(209,732,656)				(213,257,044)		3,524,388	(209,732,656)
Balance at Dec. 31, 2009	1,190,951,984	36,287	1,875,304,804	(3,081,726)	(747,226,391)	64,090,691	1,828,319	(216,741,544)
Balance, shares at Dec. 31, 2009		725,278,005
Issuance of ordinary shares pursuant to share option plans	3,588,209	646	596,821	2,990,742
Issuance of ordinary shares pursuant to share option plans, shares		12,910,550
Stock repurchase	(240,164,984)	(3,013)	(240,161,971)
Stock repurchase, shares		(60,253,930)
Share-based compensation expense	45,591,618		45,591,618
Changes in equity ownership on partial disposal of subsidiaries	14,189,943		3,817,579			(2,901,251)	13,273,615
Disposal of subsidiaries	(21,002,037)					(4,729,725)	(16,272,312)
Cumulative translation adjustments	22,024,104					21,880,014	144,090	22,024,104
Net income (loss)	186,264,103				184,273,477		1,990,626	186,264,103
Balance at Dec. 31, 2010	$ 1,201,442,940	$ 33,920	$ 1,685,148,851	$ (90,984)	$ (562,952,914)	$ 78,339,729	$ 964,338	$ 208,288,207
Balance, shares at Dec. 31, 2010		677,934,625